Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of finite-lived intangible assets
The estimated useful lives of the Company’s intangible assets are as follows:

Customer relationships	3.75-4 years
Brand name	2 years
Database	2.75 years
User panel	3 years
Developed technology	2-4 years

Intangible assets, net consisted of the following:

	December 31, 2021		December 31, 2022
	Intangible Assets	Weighted- Average Remaining Useful Life	Intangible Assets	Weighted- Average Remaining Useful Life
Developed technology	$797	2.21	$2,832	1.93
Customer relationships	17	3.00	440	2.69
Database	208	1.96	208	1.00
User panel	11,202	2.87	11,202	1.92
Brand name	—	0	59	1.38
Total intangible assets	12,224	2.51	14,741	1.78
Less: accumulated amortization	(607)		(5,180)
Total intangible assets, net	$11,617		$9,561

Schedule of property, plant and equipment	Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets as follows:

Computers, software, peripheral and electronic equipment	3 years
Office furniture and equipment	7-15 years
Leasehold improvements	(*)

(*)   Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including any extension option held by the Company and intended to be exercised) and their respective expected lives.
Property and equipment consist of the following:

	December 31,
	2021	2022

Computers and peripheral equipment	$4,922	$6,443
Office furniture and equipment	1,344	2,205
Electronic equipment	228	225
Leasehold improvements	4,434	25,236
Capitalized internal-use software costs	5,370	8,289
Total property and equipment	16,298	42,398
Less: accumulated depreciation and amortization	(9,942)	(10,575)
Total property and equipment, net	$6,356	$31,823